Note 5 - Acquisition-related Items (Details) - Composition of Acquisition-related Expense (Income) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Composition of Acquisition-related Expense (Income) [Abstract]
Transaction costs	$ 5,301	$ 9,103	$ 2,903
Contingent consideration fair value adjustments	383	1,774	1,578
Contingent consideration compensation expense	915	226	6,182
Gain on revaluation of previously held equity investment (note 3)			(820)
	$ 6,599	$ 11,103	$ 9,843